COMMITMENTS - GUARANTEES AND COMMITMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Guarantees
Financial, labor-related, tax and rental transactions	$ 130,293	$ 126,184
Contractual obligations	167,354	150,796
Other	206	157
Total	$ 297,853	$ 277,137